Donations and Community Investments	6 Months Ended
Jun. 30, 2022
Disclosure of Donations and Community Investments [Abstract]
Donations and Community Investments
9.	Donations and Community Investments

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2022	2021	2022	2021
Local donations and community investments 1	$352	$364	$907	$696
Partner donations and community investments 2	708	627	901	692
COVID-19 and community support and response fund	100	592	165	800

Total donations and community investments	$1,160	$1,583	$1,973	$2,188
1 )	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
2)	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.